SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 04, 2022	Feb. 15, 2022	Jan. 31, 2022	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019
Common stock, par value					$ 0.00001		$ 0.00001	$ 0.00001
Stockholders equity					$ 1,356,578	$ 4,617,295	$ 3,770,173	$ 8,679,158		$ 1,804,533	$ 2,887,578	$ 5,786,977	$ 8,201,624	$ 4,140,217
Common stock issued					8,398,708		8,166,457	8,093,199
Proceeds from warrant exercises					$ 875	15,001	$ 15,001	$ 37,606
Promissory notes issued					500,000
Debt instrument principal amount						$ 630,000
Exchange Health LLC [Member]
Interest basis spread		2.00%
Interest rate		8.25%
Debt instrument principal amount		$ 166,666.67
Debt instrument installment amount		$ 41,666.67
S O S Rx L L C [Member]
Equity method investment ownership percentage		51.00%
Exchange Health LLC [Member]
Equity method investment ownership percentage		49.00%
S O S Rx L L C [Member]
Agreed cash payment		$ 325,000
Promissory notes issued		500,000
Earn out payment		$ 400,000
Minimum [Member] | The Nasday Stock Market L L C [Member]
Stockholders equity									$ 2,500,000
Warrant [Member]
Warrants exercise price				$ 3.00
Common stock issued				5,000
Proceeds from warrant exercises				$ 15,000	$ 875		$ 15,000
Subsequent Event [Member]
Common Stock Issued from Offering, Shares	920,000
Common stock, par value	$ 0.00001
Warrants price per share	$ 1.15
Percentage of common stock outstanding	4.99%
Warrants percentage description	the Company subject to the terms of such warrants, provided that such percentage may in no event exceed 9.99%, and provided further that the Purchaser has elected to increase the ownership limitation to 9.99% in connection with the initial issuance of the Pre-Funded Warrants
Percentage of issued and outstanding common stock	19.99%
Proceeds from issuance of warrants	$ 1,750,000
Proceeds from company offering	$ 1,500,000
Milestone description		The Earn Out Payments require the Company to pay (a) $25,000 to Exchange Health if total revenue for SOSRx are over $0.7 million, and $25,000 to Exchange Health if total EBITDA is over $0.5 million, for fiscal year ending 2022; (b) $87,500 to Exchange Health if total revenue for SOSRx is over $3.3 million, and $87,500 to Exchange Health if total EBITDA is over $2.95 million, for fiscal year ending 2023; and (c) $87,500 to Exchange Health if total revenue for SOSRx is over $5.7 million, and $87,500 to Exchange Health if total EBITDA is over $4.9 million, for fiscal year ending 2024, provided that certain amounts will be payable in the event at least 95% of such milestones are met, and such payments will be grossed up or down by up to 5% of such amounts, if such milestone amounts are between 95% and 105% of the required thresholds.
Debt instrument delinquent payment description		In the event that the Company is delinquent to pay when due (whether at maturity, by reason of acceleration or otherwise) any principal of or interest on the Promissory Note, then if such payment is not made within fifteen days of the due date, then Exchange Health may declare an additional interest fee of 2% of the delinquent amount to be due. If the delinquency is thirty days or more late from the due date, then Exchange Health may declare another additional interest fee of 3%, to make a total of 5%, for the delinquent payment.
Subsequent Event [Member] | Exchange Health LLC [Member]
Interest basis spread		2.00%
Interest rate		5.25%
Debt instrument principal amount		$ 166,666.67
Debt instrument installment amount		$ 41,666.67
Subsequent Event [Member] | S O S Rx L L C [Member]
Equity method investment ownership percentage		51.00%
Subsequent Event [Member] | Exchange Health LLC [Member]
Equity method investment ownership percentage		49.00%
Subsequent Event [Member] | S O S Rx L L C [Member]
Agreed cash payment		$ 325,000
Promissory notes issued		500,000
Earn out payment		400,000
Contribution of property		792,500
Cash payments		$ 275,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Percentage of cash fee	7.00%
Warrants and reimbursed expense	$ 35,000
Subsequent Event [Member] | Operating Agreement [Member] | Minimum [Member] | S O S Rx L L C [Member]
Equity method investment ownership percentage		25.00%
Subsequent Event [Member] | Operating Agreement [Member] | Maximum [Member] | S O S Rx L L C [Member]
Equity method investment ownership percentage		50.00%
Subsequent Event [Member] | Asset Contribution Agreement [Member] | Exchang Health L L C [Member]
Equity method investment ownership percentage		49.00%
Subsequent Event [Member] | Private Placement Warrants [Member]
Warrants issued to purchase common stock	2,663,045
Subsequent Event [Member] | Pre Funded Warrants [Member]
Warrants issued to purchase common stock	601,740
Warrants exercise price	$ 1.14999
Subsequent Event [Member] | Warrant [Member]
Warrants issued to purchase common stock			14,584
Warrants exercise price			$ 0.06
Common stock issued			14,584
Proceeds from warrant exercises			$ 875